Recently Adopted and New Accounting Pronouncements	12 Months Ended
Dec. 31, 2020
Recently Adopted and New Accounting Pronouncements [Abstract]
Recently Adopted and New Accounting Pronouncements [text block]

01 – Recently adopted and new accounting pronouncements

Recently adopted accounting pronouncements

The following are those accounting pronouncements which are relevant to the Group and which have been adopted during 2020 in the preparation of these consolidated financial statements.

IFRS 16 Leases

On June 1, 2020, the Group adopted amendments to IFRS 16 “Leases” that provide lessees with an exemption from assessing whether a COVID-19-related rent concession is a lease modification. The adoption of the amendments did not have a material impact on the Group’s consolidated financial statements.

IFRS 3 Business Combinations

On January 1, 2020, the Group adopted amendments to IFRS 3, “Business Combinations”. These amendments clarify the determination of whether an acquisition made is of a business or a group of assets. The amended definition of a business emphasizes that the output of a business is to provide goods and services to customers, whereas the previous definition focused on returns in the form of dividends, lower costs or other economic benefits to investors and others. Distinguishing between a business and a group of assets is important because an acquirer recognizes goodwill only when acquiring a business. The adoption of the amendments did not have an impact on the Group’s consolidated financial statements.

In addition, the Group adopted on January 1, 2020 “Amendments to IAS 1 and IAS 8: Definition of Material” and “Amendments to References to the Conceptual Framework in IFRS Standards”. The adoption of the amendments did not have an impact on the Group's consolidated financial statements.

New accounting pronouncements

The following accounting pronouncements were not effective as of December 31, 2020 and therefore have not been applied in preparing these consolidated financial statements.

IFRS 17 Insurance Contracts

In May 2017, the IASB issued IFRS 17, “Insurance Contracts”, which establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts within the scope of the standard. IFRS 17 replaces IFRS 4 which has given companies dispensation to carry on accounting for insurance contracts using national accounting standards, resulting in a multitude of different approaches. IFRS 17 solves the comparison problems created by IFRS 4 by requiring all insurance contracts to be accounted for in a consistent manner, benefiting both investors and insurance companies. Insurance obligations will be accounted for using current values – instead of historical cost. The information will be updated regularly, providing more useful information to users of financial statements. IFRS 17 is effective for annual periods beginning on or after January 1, 2023. Based on the Group’s current business activities it is expected that IFRS 17 will not have a material impact on the Group’s consolidated financial statements. These amendments have yet to be endorsed by the EU.

In June 2020, the IASB issued amendments to IFRS 17 “Insurance Contracts” that address concerns and implementation challenges that were identified after IFRS 17 was published in 2017. The amendments are effective for annual periods beginning on or after January 1, 2023 with early adoption permitted. These amendments have yet to be endorsed by the EU.

IFRS 4 Insurance Contracts

The IASB has also issued an amendment to IFRS 4 “Insurance Contracts” which extends the temporary exemption to apply IFRS 9 to annual periods beginning on or after 1 January 2023. The amendments will not have a material impact on the Group’s consolidated financial statements.

IAS 37 Provisions, Contingent Liabilities and Contingent Assets

In May 2020, the IASB issued amendments to IAS 37, “Provisions, Contingent Liabilities and Contingent Assets” to clarify what costs an entity considers in assessing whether a contract is onerous. The amendments specify that the ‘cost of fulfilling’ a contract comprises the ‘costs that relate directly to the contract’. Costs that relate directly to a contract can either be incremental costs of fulfilling that contract or an allocation of other costs that relate directly to fulfilling contracts. The amendments are effective for annual periods beginning on or after January 1, 2022 with early adoption permitted. The amendments will not have a material impact on the Group’s consolidated financial statements. These amendments have yet to be endorsed by the EU.

IAS 1 Presentation of Financial Statements

In January 2020, the IASB issued amendments to IAS 1 “Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current”. They clarify that the classification of liabilities as current or non-current should be based on rights that are in existence at the end of the reporting period. The amendments also clarify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability and make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services. The amendments will be effective for annual periods beginning on or after January 1, 2023 with early adoption permitted. The Group is currently assessing the impact to its consolidated financial statements. These amendments have yet to be endorsed by the EU.

Improvements to IFRS 2018-2020 Cycles

In May 2020, the IASB issued amendments to multiple IFRS standards, which resulted from the IASB’s annual improvement project for the 2018-2020 cycles. This comprises amendments that result in accounting changes for presentation, recognition or measurement purposes as well as terminology or editorial amendments related to IFRS 1 “First-time Adoption of International Financial Reporting Standards”, IFRS 9 “Financial Instruments”, IFRS 16 “Leases” and IAS 41 “Agriculture”. The amendments to IFRS 9 clarify which fees an entity includes when assessing whether to derecognize a financial liability. The amendments will be effective for annual periods beginning on or after January 1, 2022 with early adoption permitted. The amendments will not have a material impact on the Group’s consolidated financial statements. These amendments have yet to be endorsed by the EU.

Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39 and IFRS 7)

In August 2020, the IASB issued amendments to IFRS 9, “Financial Instruments”, IAS 39, “Financial Instruments: Recognition and Measurement“, IFRS 7, “Financial Instruments: Disclosures”, IFRS 4, “Insurance Contracts” and IFRS 16, “Leases” as Phase 2 of their project addressing the potential effects from the reform of the Interbank Offered Rate (“IBOR”) on financial reporting. The amendments in Phase 2 deal with replacement issues, therefore, they address issues that might affect financial reporting when an existing interest rate benchmark is actually replaced. This includes modification of financial assets, financial liabilities and lease liabilities as well as specific hedge accounting requirements. The amendments introduce a practical expedient for modifications required by the reform (modifications required as a direct consequence of the IBOR reform and made on an economically equivalent basis). These modifications are accounted for by updating the effective interest rate. All other modifications are accounted for using the current IFRS requirements. A similar practical expedient is introduced for lessee accounting applying IFRS 16. Under the amendments, hedge accounting is not discontinued solely because of the IBOR reform. Hedging relationships (and related documentation) must be amended to reflect modifications to the hedged item, hedging instrument and hedged risk. Amended hedging relationships should meet all qualifying criteria to apply hedge accounting, including effectiveness requirements. The amendments also amended IFRS 4 to require insurers that apply the temporary exemption from IFRS 9 to apply the amendments in accounting for modifications directly required by IBOR reform.

The amendments also require additional disclosures that allow users to understand the nature and extent of risks arising from the IBOR reform to which the entity is exposed to and how the entity manages those risks as well as the entity’s progress in transitioning from IBORs to alternative benchmark rates, and how the entity is managing this transition. The amendments will be effective for annual periods beginning on or after January 1, 2021 with early adoption permitted. Although the Group has significant exposure to IBORs predominantly in financial instruments, the amendments will not have a material impact on transition on the Group’s consolidated financial statements.

Recent Developments on Interest Rate Benchmark Reform

In recent years, transactions in the unsecured short-term financing market, which IBOR interest rate benchmarks seek to measure, have significantly reduced. As a result, IBOR reform projects have been initiated under the leadership of the FSB and central bank working groups, which aim to create alternative and robust benchmark interest rates or so-called risk-free rates (“RFRs”).

Some reforms are already effective, e.g. on July 27, 2020 the discounting methodology of Euro denominated interest rate derivatives centrally cleared through LCH, EUREX and CME changed from EONIA to €STR. This changed the fair value of the derivatives with a compensating cash payment or receipt so there was no value transfer. The change in discounting to €STR did not have a material impact to the Group’s consolidated income statement. A similar change for USD interest rate discounted centrally cleared interest rate derivatives to change discounting from Federal Funds Rate to SOFR occurred on October 19, 2020. The change in discounting to SOFR did not have a material impact to the Group’s consolidated income statement.

Other reforms are still to be implemented or are under consideration. In 2019, EURIBOR was reformed to comply with the EU financial benchmarks regulation and continues to be available. Effective October 2, 2019, the administrator of EONIA has changed the way it calculates EONIA, so that it is now based on the “€STR” euro short-term rate”. EONIA will cease to exist from January 3, 2022. In December 2020, the administrator of LIBOR consulted on its intention to cease publication of GBP, CHF, JPY, EUR and certain USD settings after December 31, 2021, and additionally, to cease publication of the remaining USD LIBOR settings after June 30, 2023.

Regulators have strongly urged market participants to transition to RFRs. As significant change effort is required across the Group, specifically in relation to RFR product development, client legal documentation, upgrades and infrastructure changes including to systems, processes and models, the Group has established a Group-wide IBOR & EU Benchmark Regulation transition program in 2018, aimed at managing a smooth transition from LIBOR and other IBORs to the new RFRs. The program is sponsored by the Chief Financial Officer and has senior representation from each division, region and infrastructure functions. The program has been focused on identifying and quantifying exposures to various interest rate benchmarks, providing the capability to trade products referencing alternative RFRs and evaluating existing contracts that reference IBORs. Efforts also include identifying potential accounting impacts and options to mitigate these impacts, for example, through impact analysis on the reform and its effects on Financial Reporting. Progress updates are provided monthly to the Group’s IBOR Steering Committee and the CFO. The Group continues to work closely with regulators and industry bodies to manage the impact. Oversight of the program to prepare for the transition has been a major focus along with activities across all three lines of defense to minimize risk and disruption to customers.

The Group has significant exposure to IBORs predominantly in financial instruments and many of these contracts mature after 2021. The Group’s exposures from derivatives results from transactions that are entered into in order to make markets for its clients and hedge its risks as well as from loans and deposits, bonds and securitizations. The Group’s core planning for LIBOR transition has been a base case scenario of LIBOR cessation by end of 2021 with sufficient market adoption of RFRs to provide a viable replacement. There are a number of dependencies within this scenario that are outside of the Group’s control, creating significant uncertainty. Recently the cessation date for certain US LIBOR tenors was extended to be the end of June 2023 and so the Group’s plans have been updated accordingly.

As part of the program, the Group has undertaken a comprehensive risk assessment which is refreshed regularly and has identified key inherent risks and mitigating actions. Key risks include business strategic risk, legal and compliance risk, liquidity risk, market risk, credit risk, operational risk, transition risk, model risk, accounting, financial reporting and tax risk, information security and technology transformation risk.

The Group continues to implement plans, aiming to mitigate the risks associated with the expected discontinuation of IBOR-referenced benchmark interest rates, including LIBOR. In this regards, the Group:

  –   has reviewed, or is in the process of reviewing, the fallback language for LIBOR-linked instruments including the development of a new framework introduced to quantify the potential impact of positions difficult to transition, referred to as “tough legacy”;
  –   has active cross functional and advocacy channels to ensure continued appropriate offering of RFR linked products to clients and gauge their adoption appetite in RFR related products. A Conduct Risk Advisory forum was initiated in the beginning of 2020, aiming to discuss and review all conduct risks types (including new risks and current plan) relevant for the IBOR transition;
  –   continues to engage with regulators, standard setters and industry groups in relation to the additional items for which relief is being considered;
  –   has been engaged in the discussions with the IASB in relation to its project IBOR Reform and its effects on financial reporting—Phase 2 which the Group will adopt on January 1, 2021.

The Group continues to develop infrastructure improvements and assess potential transition risk impacts alongside relevant stress scenarios. Where possible, the Group is proactively using the most effective fallback language available when conducting new transactions.